OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER RECEIVABLES
Rental deposit		$ 230,620	$ 0
Property management fee deposit		34,290	0
Prepaid trademark and system set up fee	$ 0	3,318	0
Staff reserve fund and others	39,242	2,453	0
Other receivable	$ 39,242	$ 5,771	$ 0